UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)

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                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

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ITEM 1.   SCHEDULE OF INVESTMENTS


ROBECO-SAGE TRITON FUND, L.L.C.

Quarterly Report (unaudited)

December 31, 2006

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

                                                   Robeco-Sage Triton Fund, L.L.C.

                                                 Schedule of Investments (unaudited)

                                                          December 31, 2006

                                                                                                       %* OF
                                                                                                      MEMBERS'
PORTFOLIO FUND                                                       COST           VALUE             CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                              $ 2,010,000     $ 2,552,015           3.46%     Quarterly
Amici Fund International, Ltd.                                     1,510,000       1,934,303           2.62%     Quarterly
Beacon International Fund, Ltd.                                    1,160,000       1,457,807           1.98%     Quarterly
Cantillon World, Ltd.                                                800,000       1,041,266           1.41%      Monthly
Clovis Capital Partners (Cayman), Ltd.                             2,010,000       2,363,323           3.20%     Quarterly
Criterion Capital Partners, Ltd.                                   1,800,000       2,332,874           3.16%      Monthly
Delta Offshore, Ltd.                                               1,250,000       1,630,180           2.21%      Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                       1,000,000       1,183,152           1.60%     Quarterly
Highline Capital International, Ltd.                               1,950,000       1,795,820           2.43%     Quarterly
Ivory Offshore Flagship Fund, L.P.                                 1,260,000       2,296,350           3.11%     Quarterly
Liberty Square Offshore Partners, Ltd.                             1,750,000       2,106,094           2.86%     Quarterly
North Run Offshore Partners, Ltd.                                  1,000,000       1,256,842           1.70%     Quarterly
Renaissance Institutional Equities Fund, LLC                       2,000,000       2,078,774           2.82%      Monthly
Saras Capital Patrners Offshore, Ltd.                              1,850,000       1,946,565           2.64%     Quarterly
Savannah-Baltimore Offshore, Ltd.                                  1,850,000       2,098,231           2.84%     Quarterly
Sonar Overseas Fund, Ltd.                                          1,500,000       1,508,305           2.05%     Quarterly
Stadia Capital Limited                                             1,200,000       1,395,500           1.89%     Quarterly
Tracer Capital Offshore Fund, Ltd.                                 1,600,000       2,171,956           2.94%     Quarterly
                                                               ----------------------------------------------
               TOTAL LONG/SHORT EQUITY                            27,500,000      33,149,357          44.92%
                                                               ----------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                        1,350,000       1,705,764           2.31%     Quarterly
Centaurus Alpha Fund, Ltd.                                         1,500,000       1,771,254           2.40%      Monthly
CSO, Ltd.                                                          1,500,000       1,880,590           2.55%     Quarterly
Elliott International, Ltd.                                        1,500,000       1,856,621           2.52%     Quarterly
Eton Park Overseas Fund, Ltd.                                      1,500,000       1,818,808           2.47%      Annually
Fir Tree International Value Fund, Ltd.                            1,010,000       1,390,826           1.88%     Bi-Annually
Magnetar Capital Fund, Ltd.                                        1,500,000       1,551,781           2.10%   Semi-Annually
Montrica Global Overseas Fund                                      1,800,000       1,848,836           2.51%      Annually
Perry Partners International, Inc.                                   660,000       1,008,261           1.37%      Annually
                                                               ----------------------------------------------
               TOTAL EVENT DRIVEN                                 12,320,000      14,832,741          20.11%
                                                               ----------------------------------------------
STRUCTURED CREDIT:
ARX Global High Yield Securities Overseas Fund, Ltd.               1,000,000       1,056,152           1.43%   Semi-Annually
D.B. Zwirn Special Opportunities Fund, Ltd.                          810,000       1,102,168           1.49%     Bi-Annually
Dune Capital International, Ltd.                                   1,250,000       1,462,692           1.98%      Annually
Latigo Offshore Ltd.                                               1,850,000       1,999,987           2.71%     Quarterly
Petra Offshore Fund L.P.                                           1,650,000       1,774,654           2.41%     Quarterly
                                                               ----------------------------------------------
               TOTAL STRUCTURED CREDIT                             6,560,000       7,395,653          10.02%
                                                               ----------------------------------------------
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

                                            Robeco-Sage Triton Fund, L.L.C.

                                    Schedule of Investments (unaudited) (continued)

                                                   December 31, 2006

                                                                                                       %* OF
                                                                                                      MEMBERS'
PORTFOLIO FUND                                                       COST           VALUE             CAPITAL    LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                   $1,600,000      $2,329,768           3.16%     Bi-Annually
Redbrick Capital Offshore Fund, Ltd.                               1,000,000       1,189,374           1.61%     Quarterly
Tempo Fund, Ltd.                                                   1,900,000       2,132,064           2.89%     Quarterly
                                                               ----------------------------------------------
               TOTAL MULTI-STRATEGY RELATIVE VALUE                 4,500,000       5,651,206           7.66%
                                                               ----------------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                     1,000,000       1,384,183           1.88%      Annually
Redwood Offshore Fund, Ltd.                                          660,000       1,227,388           1.66%     Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited                 1,600,000       1,899,969           2.57%     Quarterly
                                                               ----------------------------------------------
               TOTAL DISTRESSED                                    3,260,000       4,511,540           6.11%
                                                               ----------------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II, Ltd.                     660,000         751,022           1.02%     Quarterly
Bridgewater Pure Alpha Fund I                                      1,165,865       1,183,610           1.60%      Monthly
The Grossman Global Macro Hedge Fund, Ltd.                           450,000         360,723           0.49%      Monthly
Wexford Offshore Spectrum Fund                                     1,468,775       1,966,336           2.67%     Quarterly
                                                               ----------------------------------------------
               TOTAL MACRO                                         3,744,640       4,261,691           5.78%
                                                               ----------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, Ltd.             1,000,000       1,322,410           1.79%     Quarterly
The Drake Absolute Return Fund, Ltd.                                 750,000       1,022,075           1.39%     Quarterly
Peloton Multi-Strategy Fund                                        1,500,000       1,678,501           2.27%     Quarterly
                                                               ----------------------------------------------
               TOTAL FIXED INCOME RELATIVE VALUE                   3,250,000       4,022,986           5.45%
                                                               ----------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited      2,810,000       3,156,634           4.28%      Monthly
                                                               ----------------------------------------------

                                                               ----------------------------------------------
               TOTAL PORTFOLIO FUNDS                             $63,944,640     $76,981,808         104.33%
                                                               ==============================================


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


                         Robeco-Sage Triton Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                December 31, 2006

*Percentages are based on Members' Capital of $73,790,473.

At December 31, 2006, the aggregate cost of investments for tax purposes was $63,944,640. Net unrealized appreciation on investments for tax purposes was $13,037,168 consisting of $13,280,624 of gross unrealized appreciation and ($243,456) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 104.33% of Members'
Capital, have been fair valued.





For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Robeco-Sage Triton Fund, L.L.C.

By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                --------------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer

Date: February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                --------------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer

Date: February 26, 2007

By (Signature and Title)*                       /s/ Roland Toppen
                                                --------------------------------
                                                Roland Toppen
                                                Chief Financial Officer

Date: February 26, 2007

* Print the name and title of each signing officer under his or her signature.